Dispositions (Narrative) (Details) $ in Millions, $ in Millions		3 Months Ended						12 Months Ended			17 Months Ended
	Jun. 04, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Aug. 05, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill				$ 5,858				$ 5,580		$ 5,858	$ 5,580			$ 5,871
Goodwill impairment charge								0		214
NMGC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposition, Value													$ 1,300
Goodwill													$ 366
Goodwill impairment charge		$ 75	$ 55		$ 210	$ 155
Goodwill impairment charge, net of tax		71	$ 52		198	$ 146
Estimated future transaction costs		2			16			75
Estimated future transaction costs, net of tax		$ 1			12
Incurred transaction costs					9
Incurred transaction costs, net of tax					$ 7
Depreciation and amortization								71	$ 51		97	$ 70
LIL
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposition, Value	$ 1,200
Proceeds on disposition of business	$ 957
Percent of equity interest sold	31.10%
Amount of contractual obligation to fund the remaining initial capital investment	$ 235
Cash proceeds held in escrow	$ 30
Escrow proceeds receivable								$ 29			$ 29
Disposition, gain on disposition							$ 182
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]							Nonoperating Income (Expense)
Disposition, gain on disposition, net of tax							$ 107
Tax benefit due to reversal of a prior year valuation allowance related to loss carryforwards				$ 22